COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)	May 16, 2022 USD ($)	Apr. 30, 2022 ft²	Jan. 02, 2022 USD ($)	Jan. 01, 2022 USD ($)	Oct. 31, 2020 ft²	Apr. 30, 2019 ft²	May 31, 2018 ft²	Jan. 31, 2017 ft²
Product Liability Contingency [Line Items]
Area of land | ft²	15,000		15,000		15,000
Right of use asset	$ 1,466		$ 1,466		$ 1,695
Payment for rent					$ 500	$ 600
General and Administrative Expense [Member]
Product Liability Contingency [Line Items]
Payment for rent	$ 100	$ 100	$ 400	$ 400
Johnstown Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²														2,220
Right of use asset									$ 300	$ 300
Estimated borrowing rate									6.00%	6.00%
Highlands Ranch Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²													3,643
Right of use asset									$ 800	$ 800
Estimated borrowing rate									7.30%	7.30%
Orem Utah [Member]
Product Liability Contingency [Line Items]
Area of land | ft²											4,800
Right of use asset									$ 600	$ 600
Estimated borrowing rate									6.60%	6.60%
Highlands Ranch Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²												3,231
Right of use asset									$ 100	$ 100
Estimated borrowing rate									6.70%	6.70%
Denver Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²												14,732
Right of use asset									$ 1,400	$ 1,400
Estimated borrowing rate									7.10%	7.10%
Littleton Co [Member]
Product Liability Contingency [Line Items]
Area of land | ft²								8,253
Right of use asset							$ 1,500
Estimated borrowing rate							10.60%